ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following table provides details of the business combinations achieved in stages on a gross basis:

(US$ MILLIONS)
Fair value of investment immediately before acquiring control	$651
Less: Carrying value of investment immediately before acquisition	447
Add: Amounts recognized in OCI (1)	2
Remeasurement gain	$206
Gain on extinguishment (2)	44
Gain (loss) on acquisitions/dispositions, net	$250
Total gain on acquisition attributable to non-controlling interest	$135
Total gain on acquisition attributable to the partnership	$115
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(1)	Included in carrying value of the investment immediately before acquisition.

(2)	The partnership recognized a total gain on extinguishment of $44 million at the subsidiary level ($18 million on debt and $26 million on warrants).
he following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business Services	Industrial Operations (4)	Total
Cash	$198	$395	$593
Contingent consideration	13	—	13
Total Consideration (1)	$211	$395	$606

(US$ MILLIONS)
Cash and cash equivalents	$39	$296	$335
Accounts receivable and other	1,248	978	2,226
Inventory	690	10	700
Equity accounted investments	122	90	212
Property, plant and equipment	264	239	503
Intangible assets	403	2,436	2,839
Goodwill	325	3	328
Deferred income tax assets	9	50	59
Financial assets	106	—	106
Other assets	—	65	65
Acquisition gain	—	(7)	(7)
Accounts payable and other	(1,885)	(227)	(2,112)
Borrowings	(210)	(1,468)	(1,678)
Deferred income tax liabilities	(58)	(731)	(789)
Net assets acquired before non-controlling interest	1,053	1,734	2,787
Non-controlling interest (2) (3)	(842)	(1,339)	(2,181)
Net Assets Acquired	$211	$395	$606
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(1)	Excludes consideration attributable to non-controlling interest, which represents the interest of others in operating subsidiaries.

(2)	Non-controlling interest recognized on business combinations, were measured at fair value for Business Services.

(3)	Non-controlling interest recognized on business combinations, were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for Industrial Operations.

(4)	The finalization of the purchase price allocation at BRK Ambiental resulted in a $14 million decrease in goodwill.
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business Services	Infrastructure Services	Industrial Operations	Total (1)
Cash	$25	$1,686	$45	$1,756
Non-cash consideration	—	275	—	275
Total Consideration (2)	$25	$1,961	$45	$2,031

(US$ MILLIONS)
Cash and cash equivalents	$36	$592	$30	$658
Accounts and other receivable, net	11	836	75	922
Inventory, net	2	626	58	686
Equity accounted investments	—	328	1	329
Property, plant and equipment	57	4,669	187	4,913
Intangible assets	28	2,683	231	2,942
Goodwill	31	760	180	971
Deferred income tax assets	—	11	27	38
Financial assets	—	317	2	319
Other assets	—	1,026	—	1,026
Accounts payable and other	(24)	(3,431)	(199)	(3,654)
Borrowings	(50)	(3,352)	(266)	(3,668)
Deferred income tax liabilities	(2)	(83)	(72)	(157)
Net assets acquired before non-controlling interest	89	4,982	254	5,325
Non-controlling interest (3) (4)	(64)	(3,021)	(209)	(3,294)
Net Assets Acquired	$25	$1,961	$45	$2,031
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(1)
The initial fair values of acquired assets, liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period. Specifically, within our infrastructure services segment we are in on-going negotiations which could result in a change to fair value estimates related to working capital, intangible assets, goodwill and deferred taxes.

(2)	Excludes consideration attributable to non-controlling interest, which represents the interest of others in operating subsidiaries.

(3)	Non-controlling interest recognized on business combination, were measured at fair value for Business Services and Infrastructure Services.

(4)	Non-controlling interest recognized on business combination, were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for Industrial Operations.